Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Leases

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	March 31, 2026	March 31, 2025

Assets
Finance lease, right-of-use assets, net	$489,951	$622,075
Operating lease, right-of-use assets, net	912,855	126,372

Total right-of-use asset	$1,402,806	$748,447

Liabilities
Current:
Finance lease liabilities	$193,092	$308,125
Operating lease liabilities	374,248	115,945
	567,340	424,070

Non-current:
Finance lease liabilities	89,420	216,430
Operating lease liabilities	545,144	-
	634,564	216,430

Total lease liabilities	$1,201,904	$640,500

	Year ended March 31,
	2026	2025	2024

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$15,394	$25,559	$21,868

Operating lease cost:
Operating lease expense (per ASC 842)	330,381	159,889	147,741
Total lease expense	$345,776	$185,448	$169,609
The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:
	Year ended March 31,
	2026	2025	2024

Lease income relating to operating lease	$337,826	$226,500	$116,150

Schedule of Maturities of Finance Lease Liabilities

As of March 31, 2026 and March 31, 2025, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$199,722	$322,296
More than 1 year	91,500	221,097
Total undiscounted lease payments	291,222	543,393
Less: Interest	(8,710)	(18,838)

	$282,512	$524,555

Representing:-
Current liabilities	$193,092	$308,125
Non-current liabilities	89,420	216,430

	282,512	524,555

Schedule of Maturities of Operating Lease Liabilities

As of March 31, 2026 and March 31, 2025, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year (current liabilities)	$374,248	$115,945
From 1 to 2 years (non-current liabilities)	545,144	-

	$919,392	$115,945

Schedule of Sales-Type Leases	Lease receivables relating to sales-type leases are presented on the consolidated balance sheet as follows:
	March 31, 2026	March 31, 2025

Gross lease receivables	$587,671	$794,126
Received cash	(227,711)	(267,877)
Unearned interest income	(16,025)	(28,369)

	$343,935	$497,880

Reported as:
Current net investment in sales-type lease	154,947	203,381
Non-current net investment in sales-type lease	188,988	294,499

	$343,935	$497,880

Schedule of Undiscounted Future Lease Payments Under Sales-Type Lease Receivables from Customers

As of March 31, 2026 and March 31, 2025, undiscounted future lease payments under sales-type lease receivables from customers for the next five years and thereafter were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$154,947	$203,381
From 1 to 2 years	115,283	145,450
From 2 to 3 years	67,410	91,868
From 3 to 4 years	6,295	50,887
From 4 to 5 years	-	6,294

Total	$343,935	$497,880

Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers

The operating lease term is 3 years. As of March 31, 2026 and March 31, 2025, undiscounted cash flows of our operating lease receivables from customers for the next three years and thereafter were as follows:

	March 31, 2026	March 31, 2025

Less than 1 year	$255,024	$235,200
From 1 to 2 years	130,652	143,050
From 2 to 3 years	35,847	34,200

	$421,523	$412,450